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                                       October 25, 1995



VIA EDGAR
---------


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


          Re:  Dean Witter Convertible Securities Trust
               (the "Trust"), N-14 File No. 33-62191;
               Rule 497(j) Filing
               -----------------------------------------



Dear Sir/Madam:

     On behalf of the Trust, the undersigned certifies that the form of Proxy Statement and Prospectus that would have been filed under Rule 497(b) of the Securities Act of 1933, as amended, would not have differed from that contained in the Trust's most recent registration statement on Form N-14, which was filed electronically via EDGAR with the Securities and Exchange Commission on October 24, 1995.

     If you have any questions, please call me at (212) 626-0868.



                              Very truly yours,


                              /s/ Alexandra Poe
                              ------------------



cc:  Sheldon Curtis, Esq.
     Kevin C. Rupert